Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rate	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule of currency exchange rate [Abstract]
Year-end spot rate	US$1=RMB7.1135	US$1=RMB6.4580	US$1=RMB6.8033
Average rate	US$1=RMB6.5532	US$1=RMB6.5095	US$1=RMB7.0077